OPERATING LEASES	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
OPERATING LEASES

13.	OPERATING LEASES

Rental income

The minimum contractual future revenues to be received on time charters in respect of vessels owned and operated as of December 31, 2016, were as follows:

Year ending December 31
(in thousands of $)
2017	9,235
2018 and thereafter	3,618
Total	12,853

The cost and accumulated depreciation of vessels leased to third parties at December 31, 2016 and 2015 were $191.1 million and $47.5 million, and $416.9 million and $15.2 million, respectively.

The above table excludes the contracted revenues arising under the contract with West Africa Gas Limited (''WAGL'') for FSRU services provided by the Golar Tundra. For the year ended December 31, 2016, no revenues have been recognized due the Golar Tundra not yet being accepted by WAGL as a result of delays in the Ghana LNG Project. We commenced arbitration proceedings against WAGL in October 2016 in order to collect amounts due under the charter. Golar and WAGL continue to engage in dialogue and on November 29, 2016, the first payment of $1.0 million from WAGL's parent guarantor for amounts due under the charter was received by the disponent owner and operator of the Golar Tundra, for the benefit of Golar, pursuant to the agreement entered into between Golar and Golar Partners.

Rental expense

Charter hire payments for certain contracted-in vessels are accounted for as operating leases. Additionally, we are committed to making rental payments under operating leases for office premises. The future minimum rental payments under our non-cancellable operating leases are as follows:

Year ending December 31	Total
(in thousands of $)
2017	23,711
2018	1,273
2019	1,130
2020	1,130
2021	1,130
Total minimum lease payments (1)	28,374

(1) The above table includes operating lease charter-hire payments to Golar Partners relating to the Option Agreement entered into in connection with the disposal of the Golar Grand in November 2012. In the event that the charterer did not renew or extend its charter beyond February 2015, Golar Partners had the option to require us to charter the vessel through to October 2017. Golar Partners exercised this option in February 2015 (see note 31).

Total rental expense for operating leases was $29.6 million, $42.8 million and $0.6 million for the years ended December 31, 2016, 2015 and 2014, respectively.